T. ROWE PRICE New York Tax-Free Bond Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.7%
NEW YORK 94.6%
Albany County Airport Auth., 4.00%, 12/15/44  700 676
Albany County Airport Auth., Series B, 5.00%, 12/15/24 (1) 1,000 1,013
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (1) 1,000 1,025
Albany County Airport Auth., Series B, 5.00%, 12/15/26 (1) 1,000 1,038
Battery Park City Auth., Senior, 4.00%, 11/1/44  1,280 1,272
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/31 (2) 750 757
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/33 (2) 650 654
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/34 (2) 500 502
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/35 (2) 500 501
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  2,200 2,195
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/41  1,000 785
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 1/1/47  1,160 843
Broome County Local Dev., United Health Services Hosp., 4.00%,
4/1/50 (2) 3,500 3,160
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/43 (2) 600 619
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (2) 1,700 1,744
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 97
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 740
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/44  450 429
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/49  1,700 1,583
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 1,620 1,345
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,000 812
Build New York City Resource, Global Community Charter School
Project, Series A, 5.00%, 6/15/57  1,125 1,032
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 582
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 636
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 200 186
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51 (3) 500 369
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (3) 1,350 970
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)(3) 425 426

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(3) 1,500 1,517
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3) 1,250 1,107
Dormitory Auth. of the State of New York, Series A, 3.00%, 7/1/48  2,510 1,809
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/33  3,375 3,623
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/40  1,000 1,067
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/41  2,725 2,806
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/48  900 952
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (2)(4) 1,500 1,638
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  1,335 1,572
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,428
Dormitory Auth. of the State of New York, Fordham Univ., 4.00%,
7/1/50  3,360 3,171
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/31 (3) 1,000 1,007
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/33 (3) 1,000 1,005
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 2,000 1,952
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/33  375 388
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/34  325 336
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/35  375 385
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 330
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/37  285 288
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38  2,000 1,996
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,120
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45  1,000 828
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,265 1,820
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32  1,170 1,165
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 1,978
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (5) 410 414

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/38  2,000 2,137
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/39  2,230 2,313
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/42 (Prerefunded 7/1/27) (6) 205 221
Dormitory Auth. of the State of New York, North Shore-Long Island
Jewish Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,050
Dormitory Auth. of the State of New York, Northwell Health
Obligation Group, 5.00%, 5/1/52  2,000 2,094
Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46  1,000 1,016
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 820
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 4.00%, 7/1/42  3,500 3,378
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series C, 5.25%, 7/1/25 (5) 2,000 2,066
Dormitory Auth. of the State of New York, Saint Joseph's College,
4.00%, 7/1/40  400 357
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/51  740 735
Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/34  2,800 3,005
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/46 (Prerefunded 7/1/27) (6) 2,020 2,183
Dormitory Auth. of the State of New York, State Univ., Unrefunded
Balance, Series A, 5.00%, 7/1/42  775 816
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25) (6) 70 73
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,475
Dormitory Auth. of the State of New York, The New School,
Unrefunded Balance, Series A, 5.00%, 7/1/40  1,000 1,014
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47 (Prerefunded 1/3/28) (6) 4,400 4,785
Dormitory Auth. of the State of New York, Touro College & Univ.,
Series A, 5.50%, 1/1/39 (Prerefunded 7/1/24) (6) 65 66
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/31  460 480
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/36  860 883

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 201
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 301
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,475 372
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  3,700 3,192
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/35
(Prerefunded 10/15/23) (2)(6) 500 503
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/36
(Prerefunded 10/15/23) (2)(6) 460 463
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 511
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
2/1/34  350 378
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 306
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 331
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,004
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,007
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44  1,000 1,001
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/41  2,500 2,478
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/42  2,810 2,770
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/43  1,000 984
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/44  3,500 3,430
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,800 2,908
Long Island Power Auth., Electric, 5.00%, 9/1/35  1,200 1,313
Long Island Power Auth., Electric, 5.00%, 9/1/37  1,190 1,286
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,440
Long Island Power Auth., Electric, 5.00%, 9/1/42  1,000 1,057
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 2,637
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,608
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/44  4,000 4,026
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,123
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,560
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/45  1,050 1,064
Madison County Capital Resource, Colgate Univ., Series B, 5.00%,
7/1/43  2,500 2,539
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/38  3,500 3,500
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 3,000 3,194
Metropolitan Transportation Auth., Series C-1, 5.25%, 11/15/56  2,000 2,023
Metropolitan Transportation Auth., Series E-1, VRDN, 4.00%,
11/15/50  100 100

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/35  7,905 8,406
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  3,000 3,061
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.25%,
11/15/56  6,160 6,209
Metropolitan Transportation Auth., Green Bond, Series C, 5.00%,
11/15/40 (2) 2,000 2,101
Monroe County, GO, 5.00%, 6/1/29  300 315
Monroe County IDC, Rochester General Hosp., Series A, 5.00%,
12/1/37  1,890 1,891
Monroe County IDC, Rochester Regional Health Project, Series A,
4.00%, 12/1/39  1,000 891
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/34  1,200 1,356
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/35  500 561
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 976
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 1,029
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (3) 990 822
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  2,041 918
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,219
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,014
New Rochelle, Iona College, Series A, 5.00%, 7/1/34  400 410
New Rochelle, Iona College, Series A, 5.00%, 7/1/35  425 435
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,011
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,259
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,243
New York City, Series B-5, GO, VRDN, 4.00%, 10/1/46  1,700 1,700
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,275
New York City, Series F-1, GO, 4.00%, 3/1/47  3,500 3,384
New York City Housing Dev., 3.05%, 5/1/50  2,950 2,209
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,609
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/45 (2) 2,500 2,348
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,690 2,989
New York City Municipal Water Fin. Auth., Series CC, VRDN,
4.00%, 6/15/53  500 500
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  2,500 2,646

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/34  2,000 2,161
New York City Transitional Fin. Auth., Future Tax, Series A-3,
5.00%, 8/1/40  2,660 2,835
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  2,500 2,508
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 11/1/40  3,195 3,181
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 4,708
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/40  5,140 5,829
New York City Water & Sewer System, Series AA, 4.00%, 6/15/40  2,000 2,009
New York City Water & Sewer System, Series CC-1, 5.00%,
6/15/51  2,250 2,411
New York City Water & Sewer System, Series DD, 5.00%, 6/15/49  2,500 2,633
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,112
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  5,495 5,620
New York Convention Center Dev., Hotel Unit Fee, Series B, 5.00%,
11/15/24  200 203
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,215 4,905
New York Liberty Dev., 1 World Trade Center, Series 1, 4.00%,
2/15/43  1,485 1,433
New York Liberty Dev., 3 World Trade Center, Class 1, 5.00%,
11/15/44 (3) 1,300 1,272
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 1,250 1,252
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 2, 2.625%, 9/15/69  1,000 909
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,625 1,474
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  4,285 4,798
New York Mortgage Agency, Series 239, 3.25%, 10/1/51  975 935
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  5,010 4,953
New York State Bridge Auth., Series A, 4.00%, 1/1/46  1,225 1,151
New York State Bridge Auth., Series A, 4.00%, 1/1/51  1,735 1,597
New York State Thruway Auth., Series A, 4.00%, 3/15/49  2,000 1,944
New York State Thruway Auth., Series A, 5.00%, 3/15/33  1,390 1,391
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,323
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  3,000 2,949
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 5,000 4,959
New York State Thruway Auth., Series B, 4.00%, 1/1/45 (2) 2,000 1,945
New York State Thruway Auth., Series B, 4.00%, 1/1/45  1,100 1,059

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York State Thruway Auth., Series J, 5.00%, 1/1/41  2,000 2,013
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  4,000 4,301
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 2,015
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (1) 510 477
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 3,250 3,254
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (1) 3,315 3,375
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (1) 2,500 2,528
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41 (1) 2,000 2,061
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (1) 435 448
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (1) 750 756
New York Transportation Dev., JFK Int'l. Airport, Series A, 4.00%,
12/1/42 (1) 500 454
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/34 (1) 1,500 1,586
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/37 (1) 500 519
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/28 (1) 625 629
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/29 (1) 1,785 1,796
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/31 (1) 270 286
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/32 (1) 300 318
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/33 (1) 300 318
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,265
Oneida County Local Dev., Mohawk Valley Health System,
Series A, 4.00%, 12/1/49 (2) 2,000 1,769
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/39  450 412
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 466
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/37  175 164
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/38  155 143
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/40  450 408
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/41  3,050 3,043
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/47  2,500 2,422
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/49  4,110 3,954

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, 5.50%, 8/1/52 (1) 5,500 6,027
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  2,000 2,035
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  1,535 1,587
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1) 2,500 2,615
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1) 2,500 2,551
Port Auth. of New York & New Jersey, Consolidated Bonds, 5.00%,
1/15/47 (1) 3,000 3,138
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 715
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48  1,000 1,045
Saratoga County Water Auth., 4.00%, 9/1/48  2,460 2,421
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47  4,460 4,585
Schenectady County Capital Resource, Union College, 5.25%,
7/1/52  700 753
Suffolk County, Series A, GO, 5.00%, 2/1/26 (2) 5,000 5,246
Suffolk County, Series A, GO, 5.00%, 6/15/32  775 909
Suffolk County, Series A, GO, 5.00%, 6/15/34  575 668
Suffolk County, Series B, GO, 5.00%, 10/1/27  800 869
Suffolk County, Series B, GO, 5.00%, 10/1/28  675 748
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/34  410 407
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/40  1,500 1,447
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (3) 1,275 909
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/44  2,750 2,648
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54  2,000 1,878
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  7,060 7,460
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
4.00%, 9/1/40  1,665 1,522
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/38  1,000 1,065
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/39  1,500 1,592
Utility Debt Securitization Auth., 5.00%, 12/15/33  2,505 2,619
Utility Debt Securitization Auth., Series A, 5.00%, 12/15/34  2,940 3,107
Utility Debt Securitization Auth., Series B, 5.00%, 12/15/34  2,685 2,837
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 1,861
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34  200 210

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42  450 464
Westchester County Local Dev., Pace Univ., Series A, 5.00%,
5/1/34  870 872
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  1,130 1,132
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 437
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,013
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 802
Western Nassau County Water Auth., Series A, 5.00%, 4/1/40
(Prerefunded 4/1/25) (6) 1,000 1,031
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 388
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,196
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 377
403,972
PUERTO RICO 4.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 89 43
Puerto Rico Commonwealth, GO, VR, 11/1/51 (7)(8) 1,715 828
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (3) 430 433
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,290
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  78 74
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 176
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,233 1,132
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  759 678
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  442 384
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  244 204
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  130 130
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  259 265
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 896

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  253 268
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  446 480
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 30 22
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (8)
(9) 20 14
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (8)
(9) 160 114
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (8)
(9) 45 32
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)(9) 55 39
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)(9) 220 157
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)(9) 75 53
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)(9) 90 64
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)(9) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)(9) 810 579
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)(9) 185 132
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)(9) 55 39
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)(9) 50 35
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)(9) 20 14
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)(9) 55 39
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)(9) 45 32
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)(9) 15 10
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)(9) 25 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)(9) 20 14
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)(9) 175 123
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)(9) 50 36
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)(9) 20 14
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,295 1,198
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  2,270 2,169
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,522
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  515 357
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,333 832

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,475 1,473
17,419
Total Investments in Securities 98.7%
(Cost $442,534) $ 421,391
Other Assets Less Liabilities 1.3% 5,567
Net Assets 100.0% $ 426,958
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$19,897 and represents 4.7% of net assets.
(4) When-issued security
(5) Insured by National Public Finance Guarantee Corporation
(6) Prerefunded date is used in determining portfolio maturity.
(7) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(8) Non-income producing
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New York Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New York Tax-Free Bond Fund

Valuation Inputs   On May 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F74-054Q1 05/23